INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
INVENTORIES
Raw materials	$ 77,062		$ 88,367
Work-in-process	36,690		35,016
Finished goods	276,258		236,194
Total inventories	390,010		359,577
Inventory write-down	$ 799	$ 680